SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	12 Months Ended
	Dec. 31, 2022	Nov. 11, 2021	May 08, 2020
Subsidiary Company [Member]
Subsidiary company name	Agape ATP Corporation
Place and date of incorporation	Labuan, March 6, 2017
Particulars of issued capital	100 shares of ordinary share of US$1 each
Principal activities	Investment holding
Proportional of ownership interest and voting power held	100.00%
Subsidiary Company One [Member]
Subsidiary company name	Agape ATP International Holding Limited
Place and date of incorporation	Hong Kong, June 1, 2017
Particulars of issued capital	1,000,000 shares of ordinary share of HK$1 each
Principal activities	Wholesaling of health and wellness products; and health solution advisory services
Proportional of ownership interest and voting power held	100.00%
Subsidiary Company Two [Member]
Subsidiary company name	Agape Superior Living Sdn. Bhd.
Place and date of incorporation	Malaysia, August 8, 2003
Particulars of issued capital	9,590,598 shares of ordinary share of RM1 each
Principal activities	Health and wellness products and health solution advisory services via network marketing
Proportional of ownership interest and voting power held	99.99%		99.99%
Subsidiary Company Three [Member]
Subsidiary company name	Agape S.E.A. Sdn. Bhd.
Place and date of incorporation	Malaysia, March 4, 2004
Particulars of issued capital	2 shares of ordinary share of RM1 each
Principal activities	VIE of Agape Superior Living Sdn. Bhd.
Proportional of ownership interest and voting power held	100.00%
Subsidiary Company Four [Member]
Subsidiary company name	Wellness ATP International Holdings Sdn, Bhd
Place and date of incorporation	Malaysia, September 11, 2020
Particulars of issued capital	100 shares of ordinary share of RM1 each
Principal activities	The promotion of wellness and wellbeing lifestyle of the community by providing services that includes online editorials, programs, events and campaigns
Proportional of ownership interest and voting power held	100.00%
Subsidiary Company Five [Member]
Subsidiary company name	DSY Wellness International Sdn Bhd.
Place and date of incorporation	Malaysia, November 11, 2021
Particulars of issued capital	1,000 shares of ordinary share of RM1 each
Principal activities	Provision of complementary health therapies
Proportional of ownership interest and voting power held	60.00%	60.00%